RELATED PARTY TRANSACTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 18, 2025	Mar. 27, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 29, 2025	Nov. 17, 2025	Nov. 10, 2025	Jan. 07, 2025
RELATED PARTY TRANSACTIONS
Cash Consideration			$ 65
Ordinary shares, par value per share					$ 0.00005			$ 0.00005
Preferred Class A II
RELATED PARTY TRANSACTIONS
Preference shares, shares authorized			65,000	0	65,000
Number of shares issued during period	65,000		65,000
Shares issued per share	$ 1
Cash Consideration	$ 65
Voting right equivalent to Class A ordinary shares	400,000		400,000
Class A ordinary shares
RELATED PARTY TRANSACTIONS
Number of shares issued during period		2,291,280	188,530,600	72,026,600
Ordinary shares, par value per share			$ 0.00005	$ 0.00005
Related party
RELATED PARTY TRANSACTIONS
Amount due from related parties			$ 0	$ 0
Related party payables			$ 0	$ 0
Related party | Preferred Class A II | Mr. Man San Vincent Law
RELATED PARTY TRANSACTIONS
Preference shares, shares authorized							65,000
Number of shares issued during period	65,000
Shares issued per share	$ 1
Cash Consideration	$ 65
Voting power in entity, percentage	31.38%					93.94%
Related party | Class A ordinary shares | Mr. Man San Vincent Law
RELATED PARTY TRANSACTIONS
Common stock, shares authorized but unissued	65,000
Ordinary shares, par value per share	$ 0.00005